UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:                                    811-7460

Exact name of registrant as specified in charter:                      Delaware Investments Dividend and Income Fund,
                                                                       Inc.

Address of principal executive offices:                                2005 Market Street
                                                                       Philadelphia, PA 19103

Name and address of agent for service:                                 David F. Connor, Esq.
                                                                       2005 Market Street
                                                                       Philadelphia, PA 19103

Registrant's telephone number, including area code:                    (800) 523-1918

Date of fiscal year end:                                               November 30

Date of reporting period:                                              February 28, 2006
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

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)
Delaware Investments Dividend and Income Fund, Inc.
February 28, 2006

                                                                                                        Number of           Market
                                                                                                        Shares               Value
Common Stock- 73.95%
Consumer Discretionary - 5.65%
=+@Avado Brands                                                                                            1,390         $   19,502
Gap                                                                                                      132,200          2,450,988
*+Great Wolf Resorts                                                                                      74,100            765,453
Limited Brands                                                                                           104,000          2,461,680
Mattel                                                                                                   160,200          2,699,370
+XM Satellite Radio Holdings Class A                                                                       2,000             44,180
                                                                                                                             ------
                                                                                                                          8,441,173
Consumer Staples - 5.56%
B&G Foods                                                                                                  4,800             71,952
ConAgra Foods                                                                                            113,800          2,393,214
Heinz (H.J.)                                                                                              30,400          1,151,248
Kimberly-Clark                                                                                            39,000          2,308,020
Safeway                                                                                                   98,300          2,389,673
                                                                                                                          ---------
                                                                                                                          8,314,107
Energy - 3.31%
Chevron                                                                                                   41,000          2,315,680
ConocoPhillips                                                                                            40,000          2,438,400
*+Petroleum Geo-Services ADR                                                                               4,867            192,247
                                                                                                                            -------
                                                                                                                          4,946,327
Financials - 12.70%
Allstate                                                                                                  43,000          2,355,540
Aon                                                                                                       64,700          2,562,766
Chubb                                                                                                     23,800          2,278,850
Hartford Financial Services Group                                                                         27,100          2,232,498
Huntington Bancshares                                                                                     97,900          2,354,495
Morgan Stanley                                                                                            41,000          2,446,060
Wachovia                                                                                                  44,000          2,467,080
Washington Mutual                                                                                         53,400          2,280,180
                                                                                                                          ---------
                                                                                                                         18,977,469
Health Care - 9.98%
Abbott Laboratories                                                                                       59,000          2,606,620
Baxter International                                                                                      60,900          2,305,065
Bristol-Myers Squibb                                                                                     101,200          2,337,720
Merck                                                                                                     73,100          2,548,266
Pfizer                                                                                                    99,700          2,611,142
Wyeth                                                                                                     50,500          2,514,900
                                                                                                                          ---------
                                                                                                                         14,923,713
Health Care REITs - 0.23%
#Medical Properties Trust 144A                                                                            35,000            350,000
                                                                                                                            -------
                                                                                                                            350,000
Hotel REITs - 0.76%
Strategic Hotel Capital                                                                                   52,700          1,138,320
                                                                                                                          ---------
                                                                                                                          1,138,320
Industrial REITs - 2.07%
AMB Property                                                                                              57,800          3,100,970
                                                                                                                          ---------
                                                                                                                          3,100,970
Industrials - 3.64%
*+Foster Wheeler                                                                                           6,960            334,074
Union Pacific                                                                                             28,900          2,559,095
Waste Management                                                                                          76,600          2,547,716
                                                                                                                          ---------
                                                                                                                          5,440,885
Information Technology - 4.91%
Hewlett-Packard                                                                                           81,200          2,664,172
International Business Machines                                                                           28,700          2,302,888
+Xerox                                                                                                   158,700          2,364,630
                                                                                                                          ---------
                                                                                                                          7,331,690
Mall REITs - 2.63%
General Growth Properties                                                                                      6                302
Simon Property Group                                                                                      47,300          3,924,481
                                                                                                                          ---------
                                                                                                                          3,924,783
Manufactured Housing REITs - 0.40%
Equity Lifestyle Properties                                                                               12,600            600,894
                                                                                                                            -------
                                                                                                                            600,894
Materials - 1.47%
duPont (E.I.) deNemours                                                                                   54,700          2,201,128
                                                                                                                          ---------

                                                                                                                          2,201,128
Mortgage REITs - 9.30%
American Home Mortgage Investment                                                                         89,900          2,562,150
*Gramercy Capital                                                                                         79,100          2,077,166
*Friedman Billings Ramsey Group Class A                                                                   87,195            868,462
JER Investors Trust                                                                                      110,600          1,933,288
+#KKR Financial 144A                                                                                      91,300          2,088,031
*MortgageIT Holdings                                                                                     187,000          2,178,550
+#Peoples Choice 144A                                                                                    176,700            971,850
*Saxon Capital                                                                                           122,400          1,217,880
                                                                                                                          ---------
                                                                                                                         13,897,377
Office REITs - 5.76%
American Financial Realty Trust                                                                          109,700          1,296,654
*Duke Realty                                                                                              76,600          2,688,660
Brandywine Realty Trust                                                                                   46,348          1,361,241
*Reckson Associates Realty                                                                                79,820          3,264,638
                                                                                                                          ---------
                                                                                                                          8,611,193
Shopping Center REITs - 0.38%
*Ramco-Gershenson Properties                                                                              19,400            563,764
                                                                                                                            -------
                                                                                                                            563,764
Telecommunications - 3.49%
AT&T                                                                                                      94,900          2,618,291
Verizon Communications                                                                                    77,200          2,601,640
                                                                                                                          ---------
                                                                                                                          5,219,931
Utilities - 1.71%
+Mirant                                                                                                    8,223            202,286
Progress Energy                                                                                           52,900          2,347,702
                                                                                                                          ---------
                                                                                                                          2,549,988
Total Common Stock (cost $98,157,248)                                                                                   110,533,712
                                                                                                                        ===========

Convertible Preferred Stock- 4.65%
Banking, Finance & Insurance - 1.49%
Aspen Insurance 5.625% exercise price $29.28, expiration date 12/31/49                                     8,800            442,200
Chubb 7.00% exercise price $71.40, expiration date 8/16/06                                                15,000            509,700
oCitigroup Funding 5.18% exercise price $29.50, expiration date 9/27/08                                   17,000            543,830
*E Trade Financial 6.125% exercise price $21.82, expiration date 11/18/08                                  9,000            300,375
*Lehman Brothers Holdings 6.25% exercise price $54.24, expiration date 10/15/07                           16,000            426,000
                                                                                                                            -------
                                                                                                                          2,222,105
Basic Materials - 0.37%
Huntsman 5.00% exercise price $28.29, expiration date 2/16/08                                             12,400            556,450
                                                                                                                            -------
                                                                                                                            556,450
Cable, Media & Publishing - 0.24%
#Interpublic 5.25% 144A exercise price $13.66, expiration date 12/31/49                                      360            354,150
                                                                                                                            -------
                                                                                                                            354,150
Consumer Products - 0.33%
Newell Financial Trust I 5.25% exercise price $50.69, expiration date 12/1/27                             11,630            494,275
                                                                                                                            -------
                                                                                                                            494,275
Energy - 0.59%
Chesapeake 4.50% exercise price $44.17, expiration date 12/31/49                                           5,800            528,525
El Paso Energy Capital Trust 4.75% exercise price $41.59, expiration date 3/31/28                          9,250            346,875
                                                                                                                            -------
                                                                                                                            875,400
Environmental Services - 0.58%
Allied Waste Industries 6.25% exercise price $10.13, expiration date 4/1/06                               16,200            868,806
                                                                                                                            -------
                                                                                                                            868,806
Food, Beverage & Tobacco - 0.36%
Constellation Brands 5.75% exercise price $17.08, expiration date 9/1/06                                  13,800            539,580
                                                                                                                            -------
                                                                                                                            539,580
Utilities - 0.69%
Entergy 7.625% exercise price $87.64, expiration date 2/17/09                                              9,000            468,000
*NRG Energy 5.75% exercise price $60.45, expiration date 3/16/09                                           2,450            571,463
                                                                                                                            -------
                                                                                                                          1,039,463
Total Convertible Preferred Stock (cost $6,848,493)                                                                       6,950,229
                                                                                                                          =========

Preferred Stock- 5.71%
Leisure, Lodging & Entertainment - 1.01%
Red Lion Hotels 9.50%                                                                                     58,000          1,510,320
                                                                                                                          ---------
                                                                                                                          1,510,320
Real Estate - 4.70%
Equity Inns Series B 8.75%                                                                                35,700            944,265
LaSalle Hotel Properties 10.25%                                                                          113,200          2,965,840
Ramco-Gershenson Properties 9.50%                                                                         40,000          1,054,200
SL Green Realty 7.625%                                                                                    80,000          2,052,504
                                                                                                                          ---------
                                                                                                                          7,016,809
Total Preferred Stock (cost $8,172,500)                                                                                   8,527,129
                                                                                                                          =========

                                                                                                      Principal
                                                                                                       Amount
Commercial Mortgage-Backed Securities- 0.20%
#First Union National Bank Commercial Mortgage Series 2001-C2 L 144A 6.46%
1/12/43                                                                                                 $300,000            296,331
                                                                                                                            -------
Total Commercial Mortgage-Backed Securities (cost $304,488)                                                                 296,331
                                                                                                                            =======

Convertible Bonds- 7.33%
Aerospace & Defense - 0.55%
#AAR 144A 1.75% 2/1/26 exercise price $29.43, expiration date 2/1/26                                     260,000            274,625
EDO 4.00% 11/15/25 exercise price $34.19, expiration date 11/15/25                                       235,000            252,919
#L-3 Communications 144A 3.00% 8/1/35 exercise price $102.31, expiration date 8/1/35                                        290,000
299,062
                                                                                                                            826,606
Cable, Media & Publishing - 0.49%
#Charter Communications 144A 5.875% 11/16/09 exercise price $2.42, expiration date 11/16/09              165,000            119,006
#Playboy Enterprises 144A 3.00% 3/15/25 exercise price $17.02, expiration date 3/15/25                                      600,000
607,500
                                                                                                                            726,506
Capital Goods - Manufacturing - 0.19%
#Tyco International Group 144A 2.75% 1/15/18 exercise price $22.78, expiration date 1/15/18                                 250,000
284,375
                                                                                                                            284,375
Computers & Technology - 0.71%
Hutchinson Technology 3.25% 1/15/26 exercise price $36.43, expiration date 1/15/26                       340,000            334,475
#Intel 144A 2.95% 12/15/35 exercise price $31.53, expiration date 12/15/35                               255,000            226,631
#Sybase 144A 1.75% 2/22/25 exercise price $25.22, expiration date 2/22/25                                500,000            507,500
                                                                                                                            -------
                                                                                                                          1,068,606
Energy - 0.99%
Halliburton 3.125% 7/15/23 exercise price $37.65, expiration date 7/15/23                                250,000            465,938
Pride International 3.25% 5/1/33 exercise price $25.70, expiration date 5/1/33                           350,000            463,750
Schlumberger 2.125% 6/1/23 exercise price $80.00, expiration date 6/1/23                                 360,000            549,000
                                                                                                                            -------
                                                                                                                          1,478,688
Health Care & Pharmaceuticals - 1.00%
CV Therapeutics 3.25% 8/16/13 exercise price $27.00, expiration date 8/16/13                             125,000            152,031
Encysive Pharmaceuticals 2.50% 3/15/12 exercise price $13.95, expiration date 3/15/12                                       630,000
574,087
#Nektar Therapeutics 144A 3.25% 9/28/12 exercise price $21.52, expiration date 9/28/12                                      350,000
414,750
Teva Pharmaceutical Finance 0.25% 2/1/26 exercise price $47.16, expiration date 2/1/26                                      345,000
352,763
                                                                                                                          1,493,631
Leisure, Lodging & Entertainment - 0.45%
#Regal Entertainment Group 144A 3.75% 5/15/08 exercise price $15.19, expiration date 5/15/08             550,000            679,250
                                                                                                                            -------
                                                                                                                            679,250
Real Estate - 0.77%
MeriStar Hospitality 9.50% 4/1/10 exercise price $10.18, expiration date 4/1/10                        1,100,000          1,149,500
                                                                                                                          ---------
                                                                                                                          1,149,500
Retail - 0.92%
*Dick's Sporting Goods 1.606% 2/18/24 exercise price $58.13, expiration date 2/18/24                                        380,000
286,900
Lowe's Companies 0.861% 10/19/21 exercise price $50.03, expiration date 10/19/21                         280,000            332,150
#Saks 144A 2.00% 3/15/24 exercise price $18.69, expiration date 3/15/24                                  425,000            465,906
#United Auto Group 144A 3.50% 4/1/26 exercise price $47.39, expiration date 4/1/26                       260,000            284,050
                                                                                                                            -------
                                                                                                                          1,369,006
Technology - 0.36%
#Mercury Interactive 144A 4.75% 7/1/07 exercise price $111.25, expiration date 7/1/07                                       550,000
538,313
                                                                                                                            538,313
Telecommunications - 0.15%
Qwest Communications International 3.50% 11/15/25 exercise price $5.90, expiration date 11/15/25         180,000            227,025
                                                                                                                            -------
                                                                                                                            227,025
Transportation - 0.12%
*#ExpressJet Holdings 144A 4.25% 8/1/23 exercise price $18.20, expiration date 8/1/23                                       200,000
174,750
                                                                                                                            174,750
Utilities - 0.63%
#CenterPoint Energy 144A 3.75% 5/15/23 exercise price $11.44, expiration date 5/15/23                                       800,000
942,000
                                                                                                                            942,000
Total Convertible Bonds (cost $10,356,999)                                                                               10,958,256
                                                                                                                         ==========

Corporate Bonds- 31.08%
Banking - 0.17%
Western Financial 9.625% 5/15/12                                                                         225,000            253,688
                                                                                                                            -------
                                                                                                                            253,688
Basic Industry - 4.13%
Abitibi-Consolidated
   6.95% 12/15/06                                                                                         20,000             20,275
   *7.875% 8/1/09                                                                                         95,000             93,338
*AK Steel 7.875% 2/15/09                                                                                 340,000            332,350
Bowater 9.50% 10/15/12                                                                                   575,000            600,874
Georgia-Pacific
   8.875% 5/15/31                                                                                         75,000             79,125
   9.50% 12/1/11                                                                                         300,000            329,250


Gold Kist 10.25% 3/15/14                                                                                 205,000            227,550
*Huntsman International 10.125% 7/1/09                                                                   100,000            103,000
#Ineos Group Holdings 144A 8.50% 2/15/16                                                                 475,000            467,875
Lyondell Chemical 10.50% 6/1/13                                                                           45,000             50,513
*#Nell AF Sarl 144A 8.375% 8/15/15                                                                       250,000            252,500
NewPage 10.00% 5/1/12                                                                                    350,000            367,500
Norske Skog 8.625% 6/15/11                                                                               330,000            328,350
#Port Townsend Paper 144A 12.00% 4/15/11                                                                 450,000            362,250
Potlatch 13.00% 12/1/09                                                                                  475,000            561,480
*Rhodia
   8.875% 6/1/11                                                                                          98,000            102,165
   10.25% 6/1/10                                                                                         110,000            124,300
Smurfit Capital Funding 7.50% 11/20/25                                                                   595,000            550,375
*++Solutia 6.72% 10/15/37                                                                                705,000            525,225
Tembec Industries 8.625% 6/30/09                                                                         790,000            442,400
Witco 6.875% 2/1/26                                                                                      250,000            242,500
                                                                                                                            -------
                                                                                                                          6,163,195
Brokerage - 0.81%
*E Trade Financial 8.00% 6/15/11                                                                         505,000            534,038
LaBranche & Company
   9.50% 5/15/09                                                                                         300,000            322,500
   11.00% 5/15/12                                                                                        320,000            357,600
                                                                                                                            -------
                                                                                                                          1,214,138
Capital Goods - 1.83%
*Armor Holdings 8.25% 8/15/13                                                                            225,000            241,313
#Case New Holland 144A 7.125% 3/1/14                                                                      75,000             75,563
*Graham Packaging 9.875% 10/15/14                                                                        390,000            397,800
Interface 10.375% 2/1/10                                                                                 290,000            318,275
Interline Brands 11.50% 5/15/11                                                                          576,000            642,239
Intertape Polymer 8.50% 8/1/14                                                                           405,000            400,950
(TM)Mueller Holdings 14.75% 4/15/14                                                                      285,000            232,275
*#Panolam Industrial 144A 10.75% 10/1/13                                                                 170,000            164,050
Trimas 9.875% 6/15/12                                                                                    305,000            269,925
                                                                                                                            -------
                                                                                                                          2,742,390
Consumer Cyclical - 2.12%
*Accuride 8.50% 2/1/15                                                                                   250,000            250,000
Carrols 9.00% 1/15/13                                                                                    125,000            127,188
General Motors Acceptance Corporation
   6.875% 9/15/11                                                                                        385,000            345,101
   *8.00% 11/1/31                                                                                        250,000            228,895
*Landry's Restaurant 7.50% 12/15/14                                                                      315,000            306,338
*Metaldyne 10.00% 11/1/13                                                                                405,000            372,599
*#Neiman Marcus 144A 9.00% 10/15/15                                                                      285,000            302,456
O'Charleys 9.00% 11/1/13                                                                                 225,000            232,313
*#Uno Restaurant 144A 10.00% 2/15/11                                                                     275,000            232,375
++Venture Holdings 12.00% 6/1/09                                                                         425,000                799
*Visteon
   7.00% 3/10/14                                                                                          75,000             56,063
   8.25% 8/1/10                                                                                          230,000            184,000
Warnaco 8.875% 6/15/13                                                                                   500,000            537,499
                                                                                                                            -------
                                                                                                                          3,175,626
Consumer Non-Cyclical - 2.43%
Biovail 7.875% 4/1/10                                                                                    565,000            584,774
*Constellation Brands 8.125% 1/15/12                                                                     124,000            130,510
Cott Beverages 8.00% 12/15/11                                                                            250,000            258,125
#Doane Pet Care 144A 10.625% 11/15/15                                                                    195,000            207,188
#Le-Natures 144A 10.00% 6/15/13                                                                          375,000            395,625
National Beef Packing 10.50% 8/1/11                                                                      385,000            393,663
Pilgrim's Pride 9.625% 9/15/11                                                                           320,000            340,400
Playtex Products 9.375% 6/1/11                                                                           350,000            368,375
Swift & Co. 12.50% 1/1/10                                                                                125,000            124,375
True Temper Sports 8.375% 9/15/11                                                                        420,000            380,100
#Warner Chilcott 144A 9.25% 2/1/15                                                                       455,000            449,313
                                                                                                                            -------
                                                                                                                          3,632,448
Energy - 1.91%
Bluewater Finance 10.25% 2/15/12                                                                         280,000            303,100
Compton Petroleum Finance 7.625% 12/1/13                                                                 135,000            138,713
#Copano Energy 144A 8.125% 3/1/16                                                                        100,000            104,500
El Paso Natural Gas 7.625% 8/1/10                                                                        200,000            211,459
El Paso Production Holding 7.75% 6/1/13                                                                  350,000            370,999
#Hilcorp Energy 144A
   *7.75% 11/1/15                                                                                        110,000            111,925
   10.50% 9/1/10                                                                                         100,000            111,500
Inergy Finance
    6.875% 12/15/14                                                                                      250,000            239,375
   #144A 8.25% 3/1/16                                                                                     75,000             76,875


oSecunda International 12.60% 9/1/12                                                                     260,000            279,500
Tennessee Gas Pipeline 8.375% 6/15/32                                                                    350,000            423,362
#VeraSun Energy 144A 9.875% 12/15/12                                                                     230,000            246,100
Whiting Petroleum 7.25% 5/1/13                                                                           235,000            239,113
                                                                                                                            -------
                                                                                                                          2,856,521
Financials - 0.15%
FINOVA Group 7.50% 11/15/09                                                                              673,750            222,338
                                                                                                                            -------
                                                                                                                            222,338
Media - 4.01%
oAdelphia Communications 8.125% 7/15/06                                                                  525,000            341,250
#CCH I 144A 11.00% 10/1/15                                                                               554,000            468,823
Cenveo 9.625% 3/15/12                                                                                    190,000            205,200
Charter Communications Holdings
   *11.125% 1/15/11                                                                                      400,000            216,000
   (TM)13.50% 1/15/11                                                                                    450,000            272,250
o#Cleveland Unlimited 144A 12.73% 12/15/10                                                               150,000            154,500
CSC Holdings
   8.125% 8/15/09                                                                                         95,000             98,444
   *10.50% 5/15/16                                                                                       495,000            527,175
Dex Media East 12.125% 11/15/12                                                                          205,000            237,544
Insight Midwest 10.50% 11/1/10                                                                           725,000            767,593
Lodgenet Entertainment 9.50% 6/15/13                                                                     505,000            547,924
*Mediacom Capital 9.50% 1/15/13                                                                          515,000            517,575
#RH Donnelley 144A 8.875% 1/15/16                                                                        225,000            235,969
Sheridan Acquisition 10.25% 8/15/11                                                                      225,000            234,281
*Sirius Satellite 9.625% 8/1/13                                                                          380,000            374,300
Vertis 10.875% 6/15/09                                                                                   185,000            182,688
Warner Music Group 7.375% 4/15/14                                                                        230,000            231,725
XM Satellite Radio 12.00% 6/15/10                                                                        338,000            379,405
                                                                                                                            -------
                                                                                                                          5,992,646
Real Estate - 0.84%
American Real Estate Partners 8.125% 6/1/12                                                              365,000            381,060
BF Saul REIT 7.50% 3/1/14                                                                                400,000            412,000
Tanger Properties 9.125% 2/15/08                                                                         430,000            456,236
                                                                                                                            -------
                                                                                                                          1,249,296
Services Cyclical - 4.02%
*Adesa 7.625% 6/15/12                                                                                    295,000            300,900
*#CCM Merger 144A 8.00% 8/1/13                                                                           335,000            335,000
Corrections Corporation of America 7.50% 5/1/11                                                          390,000            405,113
*Foster Wheeler 10.359% 9/15/11                                                                           67,000             74,370
FTI Consulting 7.625% 6/15/13                                                                            105,000            110,513
#Galaxy Entertainment Finance 144A 9.875% 12/15/12                                                       400,000            416,000
Gaylord Entertainment 8.00% 11/15/13                                                                     180,000            189,225
(TM)H-Lines Finance Holdings 11.00% 4/1/13                                                               491,000            409,985
#Hertz 144A
   8.875% 1/1/14                                                                                         150,000            157,500
   10.50% 1/1/16                                                                                          65,000             70,363
Horizon Lines 9.00% 11/1/12                                                                              176,000            187,000
Kansas City Southern Railway 9.50% 10/1/08                                                               400,000            434,000
#Knowledge Learning 144A 7.75% 2/1/15                                                                    315,000            302,400
Mandalay Resort Group 10.25% 8/1/07                                                                      100,000            106,625
OMI 7.625% 12/1/13                                                                                       500,000            514,999
Penn National Gaming 8.875% 3/15/10                                                                      400,000            417,752
Royal Caribbean Cruises 7.25% 3/15/18                                                                     95,000            102,864
Seabulk International 9.50% 8/15/13                                                                      250,000            277,813
*Stena 9.625% 12/1/12                                                                                    335,000            366,825
(TM)Town Sports International 11.00% 2/1/14                                                              330,000            239,250
Wheeling Island Gaming 10.125% 12/15/09                                                                  555,000            583,443
                                                                                                                            -------
                                                                                                                          6,001,940
Services Non-cyclical - 2.54%
#Accellent 144A 10.50% 12/1/13                                                                           235,000            247,925
Aleris International 9.00% 11/15/14                                                                      365,000            386,900
Allied Waste North America 9.25% 9/1/12                                                                  370,000            403,300
Casella Waste Systems 9.75% 2/1/13                                                                       485,000            520,163
#CRC Health 144A 10.75% 2/1/16                                                                           275,000            285,313
Geo Subordinate 11.00% 5/15/12                                                                           470,000            460,600
*HealthSouth
   8.375% 10/1/11                                                                                         75,000             84,750
   10.75% 10/1/08                                                                                        520,000            539,499
US Oncology 10.75% 8/15/14                                                                               435,000            482,850
*(TM)Vanguard Health 11.25% 10/1/15                                                                      515,000            383,675
                                                                                                                            -------
                                                                                                                          3,794,975
Technology & Electronics - 0.56%
*Magnachip Semiconductor 8.00% 12/15/14                                                                  450,000            436,500

*#Sunguard Data Systems 144A 10.25% 8/15/15                                                              385,000            405,694
                                                                                                                            -------
                                                                                                                            842,194
Telecommunications - 3.24%
American Cellular 10.00% 8/1/11                                                                          245,000            267,663
*American Tower 7.125% 10/15/12                                                                          275,000            289,438
*#Centennial Communications 144A 10.00% 1/1/13                                                           170,000            177,650
*Cincinnati Bell 8.375% 1/15/14                                                                          470,000            477,050
#Digicel Limited 144A 9.25% 9/1/12                                                                       275,000            290,125
(TM)Inmarsat Finance 10.375% 11/15/12                                                                    645,000            546,637
iPCS 11.50% 5/1/12                                                                                       200,000            230,500
oIwo Escrow Company 8.35% 1/15/12                                                                         75,000             78,469
Qwest
   o7.741% 6/15/13                                                                                       325,000            356,688
   7.875% 9/1/11                                                                                         125,000            134,375
Rural Cellular 9.875% 2/1/10                                                                             275,000            295,625
o#Rural Cellular 144A 10.43% 11/1/12                                                                     170,000            175,950
#Telcordia Technologies 144A 10.00% 3/15/13                                                              565,000            522,625
*Triton Communications 9.375% 2/1/11                                                                     260,000            182,650
oUS LEC 12.716% 10/1/09                                                                                  225,000            245,531
#Wind Acquisition 144A 10.75% 12/1/15                                                                    535,000            575,124
                                                                                                                            -------
                                                                                                                          4,846,100
Utilities - 2.32%
Avista 9.75% 6/1/08                                                                                      200,000            216,889
++#Calpine 144A 9.90% 7/15/07                                                                            337,238            315,739
#Dynegy Holdings 144A 10.125% 7/15/13                                                                    700,000            790,999
Elwood Energy 8.159% 7/5/26                                                                              166,450            179,697
Midwest Generation
   8.30% 7/2/09                                                                                          500,000            517,641
   8.75% 5/1/34                                                                                          275,000            301,813
Mirant Americas 8.30% 5/1/11                                                                             350,000            367,938
NRG Energy 7.25% 2/1/14                                                                                  475,000            488,063
Orion Power 12.00% 5/1/10                                                                                250,000            287,500
=++#USGen New England 144A 7.459% 1/2/15                                                                 250,000              1,800
                                                                                                                               -----
                                                                                                                          3,468,079
Total Corporate Bonds (cost $46,879,245)                                                                                 46,455,574
                                                                                                                         ==========

                                                                                                     Number of
                                                                                                     Shares
Warrant- 0.00%
+#Solutia 144A, exercise price $7.59, expiration date 7/15/09                                                650                  -
                                                                                                                                  -
Total Warrant (cost $55,294)                                                                                                      -
                                                                                                                                  -
                                                                                                     Principal
                                                                                                     Amount
Repurchase Agreements - 10.12%
With BNP Paribas 4.50% 3/1/06
(dated 2/28/06, to be repurchased at $9,054,132,
collateralized by $9,446,000 U.S.Treasury Bills
due 8/24/06, market value $9,236,988)
                                                                                                       $9,053,000         9,053,000

With Cantor Fitzgerald 4.50% 3/1/06 (dated 2/28/06, to be repurchased at
$2,023,253 collateralized by $2,072,000 U.S. Treasury Notes 4.50% due 2/15/09,
market value $2,064,243)
                                                                                                        2,023,000         2,023,000

With UBS Warburg 4.50% 3/1/06 (dated 2/28/06, to be repurchased at $4,047,506, collateralized by $4,077,000 U.S. Treasury Notes 4.625% due 5/15/06, market value $4,131,169)
                                                                                                        4,047,000         4,047,000
                                                                                                                          =========
Total Repurchase Agreements (cost $15,123,000)

                                                                                                                         15,123,000
                                                                                                                         ==========
Total Market Value of Securities Before Securities Lending Collateral - 133.04%
(cost 185,897,267)                                                                                                      198,844,231
                                                                                                                        ===========


Securities Lending Collateral**- 18.45%
Short-Term Investments
Fixed Rate Demand Notes - 2.29%
Citigroup Global Markets 4.60% 3/1/06                                                                   3,072,422         3,072,422
Washington Mutual 4.54% 3/28/06                                                                           354,052           354,046
                                                                                                                        -----------
                                                                                                                          3,426,468

oVariable Rate Demand  Notes -16.16%
American Honda Finance 4.57% 2/21/07                                                                      796,694           796,604
ANZ National 4.55% 4/2/07                                                                                 177,043           177,023
Australia New Zealand 4.55% 4/2/07                                                                        885,152           885,115
Bank of America 4.57% 2/23/07                                                                           1,150,814         1,150,649
Bank of New York 4.54% 4/2/07                                                                             708,064           708,092
Bank of the West 4.55% 3/2/06                                                                             885,115           885,115
Bayerische Landesbank 4.59% 8/25/06                                                                       884,957           885,115
Bear Stearns 4.63% 8/31/06                                                                              1,062,138         1,062,138
Beta Finance 4.58% 4/18/06                                                                                885,106           885,093
Canadian Imperial Bank 4.55% 4/2/07                                                                       442,468           442,558
CDC Financial Products 4.66% 3/31/06                                                                    1,150,650         1,150,649
Citigroup Global Markets 4.63% 3/7/06                                                                   1,150,650         1,150,649
Commonwealth Bank Australia 4.54% 4/2/07                                                                  885,189           885,115
Credit Suisse First Boston 4.55% 4/18/06                                                                  955,939           955,924
Goldman Sachs 4.70% 2/28/07                                                                             1,150,650         1,150,649
Manufacturers & Traders 4.57% 9/26/06                                                                     885,167           884,990
Marshall & Ilsley Bank 4.55% 4/2/07                                                                       973,691           973,627
Merrill Lynch Mortgage Capital 4.66% 3/7/06                                                               796,604           796,604
Morgan Stanley 4.74% 2/28/07                                                                            1,097,543         1,097,543
National Australia Bank 4.54% 3/7/07                                                                    1,027,155         1,026,733
National City Bank 4.53% 3/2/07                                                                         1,071,349         1,071,554
Nordea Bank Norge 4.55% 4/2/07                                                                            885,088           885,115
Procter & Gamble 4.46% 4/2/07                                                                             885,121           885,115
Royal Bank of Scotland 4.54% 4/2/07                                                                       885,096           885,115
Sigma Finance 4.58% 3/16/06                                                                               265,544           265,543
Societe Generale  4.54% 4/2/07                                                                            442,524           442,558
Toyota Motor Credit 4.55% 6/23/06                                                                         885,104           885,140
Wells Fargo 4.56% 4/2/07                                                                                  884,958           885,115
                                                                                                                            -------
                                                                                                                         24,155,240
Total Securities Lending Collateral (cost $27,581,708)
27,581,708

Total Market Value of Securities - 151.49%
   (cost $213,478,975)                                                                                                 226,425,939o
Obligation to Return Securities Lending Collateral** -
(18.45%)                                                                                                               (27,581,708)
Commercial Paper Payable (par $48,000,000) -
(31.84%)
(47,590,824)
Liabilities Net of Receivables and Other Assets (See Notes) -
(1.20%)                                                                                                                 (1,791,074)
                                                                                                                        ===========
Net Assets Applicable to 11,588,670 Shares Outstanding -
100.00%                                                                                                                $149,462,333
                                                                                                                       ============

+Non-income producing security for the period ended February 28, 2006. oVariable rate security. The interest rate shown is the rate as of February 28, 2006. o(TM)Step coupon bond. Indicates security that has a zero coupon that remains in effect until a predetermined date at which time the stated interest rate becomes effective. =Security is being fair valued in accordance with the Fund's fair valuation policy. At February 28, 2006, the aggregate amount of fair valued securities equals $21,302, which represented 0.01% of the Fund's net assets. See Note 1 in "Notes." @Illiquid security. At February 28, 2006, the aggregate amount of illiquid securities equals $19,502, which represented 0.01% of the Fund's net assets. See Note 5 in "Notes." #Security exempt from registration under Rule 144A of the Securities Act of 1933. At February 28, 2006, the aggregate amount of Rule 144A securities equals $19,367,674, which represented 12.96% of the Fund's net assets. See Note 5 in "Notes." oSecurity is currently in default. The issue has missed the maturity date. Bankruptcy proceedings are in process to determine distribution of assets. The date listed is the estimate of when proceedings will be finalized. ++Non-income producing security. Security is currently in default. *Fully or partially on loan. **See
Note 4 in "Notes." oIncludes $26,966,833 of securities loaned.

Summary of Abbreviations:
REIT - Real Estate Investment Trust
ADR - American Depositary Receipts

--------------------------------------------------------------------------------
Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware Investments Dividend and Income Fund, Inc. (the "Fund").

Security Valuation - Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and the asked prices will be used. Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral is valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Directors. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Distributions - The Fund has a managed distribution policy. Under the policy, the Fund declares and pays monthly distributions and is managed with a goal of generating as much of the distribution as possible from ordinary income (net investment income and short-term capital gains). The balance of the distribution then comes from long-term capital gains and if necessary, a return of capital. The current annualized rate is $0.96 per share. The Fund continues to evaluate its monthly distribution in light of ongoing economic and market conditions and may change the amount of the monthly distributions in the future.

Borrowings - The Fund issues short-term commercial paper at a discount from par. The discount is amortized as interest expense over the life of the commercial paper using the straight-line method (See Note 3).

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible debt securities are amortized to interest income over the lives of the respective securities. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. There were no commission rebates during the period ended February 28, 2006.

2. Investments
At February 28, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At February 28, 2006, the cost of investments and unrealized appreciation (depreciation) for the Fund was as follows:

Cost of investments                         $213,476,178
                                            ------------
Aggregate unrealized appreciation           $ 19,965,392
Aggregate unrealized depreciation             (7,015,631)
Net unrealized appreciation                 $ 12,949,761

3. Commercial Paper
As of February 28, 2006, $48,000,000 (par value) of commercial paper was outstanding with an amortized cost of $47,590,824. The weighted average discount rate of commercial paper outstanding at February 28, 2006, was 4.68%. The average daily balance of commercial paper outstanding during the period ended February 28, 2006, was $47,753,078 at a weighted discount rate of 4.31%. The maximum amount of commercial paper outstanding at any time during the period was $48,000,000. In conjunction with the issuance of the commercial paper, the Fund entered into a line of credit arrangement with J.P. Morgan Chase for $30,000,000. Interest on borrowings is based on market rates in effect at the time of borrowing. The commitment fee is computed at the rate of 0.12% per annum on the unused balance. During the period ended February 28, 2006, there were no borrowings under this arrangement.

4. Securities Lending
The Fund, along with other funds in the Delaware Investments(R) Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with J.P. Morgan Chase. Initial security loans made pursuant to the Lending Agreement are required to be secured by U.S. Treasury obligations and/or cash collateral not less than 102% of the market value of the securities issued in the United States. With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is invested in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top two tiers by Standard & Poor's Ratings Group or Moody's Investors Service, Inc. or repurchase agreements collateralized by such securities. However, in the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. The security lending agent and the borrower retain a portion of the earnings from the collateral investments. The Fund records security lending income net of such allocation.

 At February 28, 2006, the market value of the securities on loan was $26,966,833, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the Schedule of Investments under the caption "Securities Lending Collateral."

5. Credit and Market Risks

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund's Board of Directors has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. Rule 144A and illiquid securities have been denoted on the Schedule of Investments.

The Fund invests in high-yield fixed income securities, which carry ratings of BB or lower by Standard & Poor's Ratings Group and/or Ba or lower by Moody's Investors Service, Inc. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to some of the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct holdings during the period ended February 28, 2006. The Fund's REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.


Item 2.  Controls and Procedures.

The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below:

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS DIVIDEND AND INCOME FUND, INC.

         JUDE T. DRISCOLL
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 27, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         JUDE T. DRISCOLL
------------------------------------
By:      Jude T. Driscoll
Title:   Chief Executive Officer
Date:    April 27, 2006

         MICHAEL P. BISHOF
------------------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    April 27, 2006